Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information [Abstract]
Document Type	DEFA14A
Entity Registrant Name	HEALTHPEAK PROPERTIES, INC.
Entity Central Index Key	0000765880
Amendment Flag	false